UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                 -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York       August 14, 2012
--------------------------           ------------------     -------------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 48
                                               -------------------
Form 13F Information Table Value Total:             $5,177,114
                                               -------------------
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED JUNE 30, 2012

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTN COM              01988P108   36,411  3,331,316   SH         SOLE                 3,331,316
AMERICAN INTL GROUP INC      COM NEW          026874784  262,002  8,164,603   SH         SOLE                 8,164,603
AMERISOURCEBERGEN CORP       COM              03073E105  137,674  3,498,710   SH         SOLE                 3,498,710
AON PLC                      SHS CL A         G0408V102  126,032  2,694,138   SH         SOLE                 2,694,138
APPLE INC                    COM              037833100   45,540     77,979   SH         SOLE                    77,979
AUTOZONE INC                 COM              053332102    2,236      6,090   SH         SOLE                     6,090
BABCOCK & WILCOX CO NEW      COM              05615F102  129,628  5,290,938   SH         SOLE                 5,290,938
BMC SOFTWARE INC             COM              055921100  240,376  5,632,046   SH         SOLE                 5,632,046
CARDINAL HEALTH INC          COM              14149Y108  194,909  4,640,686   SH         SOLE                 4,640,686
CIGNA CORPORATION            COM              125509109  216,744  4,926,006   SH         SOLE                 4,926,006
CITIGROUP INC                *W EXP 01/04/201 172967226    2,654  8,561,020   SH         SOLE                 8,561,020
CITIGROUP INC                COM NEW          172967424   53,571  1,954,445   SH         SOLE                 1,954,445
CLEARWIRE CORP NEW           CL A             18538Q105   18,922 16,894,466   SH         SOLE                16,894,466
COMPUTER SCIENCES CORP       COM              205363104   66,067  2,661,840   SH         SOLE                 2,661,840
CROWN CASTLE INTL CORP       COM              228227104   59,225  1,009,634   SH         SOLE                 1,009,634
E TRADE FINANCIAL CORP       COM NEW          269246401   55,629  6,919,065   SH         SOLE                 6,919,065
ELECTRONIC ARTS INC          COM              285512109   93,160  7,543,355   SH         SOLE                 7,543,355
FIDELITY NATL INFORMATION SV COM              31620M106  130,222  3,821,074   SH         SOLE                 3,821,074
FIRST AMERN FINL CORP        COM              31847R102      760     44,830   SH         SOLE                    44,830
FLEXTRONICS INTL LTD         ORD              Y2573F102  260,059 41,945,044   SH         SOLE                41,945,044
GENERAL MTRS CO              COM              37045V100   58,467  2,964,847   SH         SOLE                 2,964,847
GOOGLE INC                   CL A             38259P508   34,214     58,983   SH         SOLE                    58,983
HCA HOLDINGS INC             COM              40412C101  195,641  6,429,224   SH         SOLE                 6,429,224
HEALTH MGMT ASSOC INC NEW    CL A             421933102  136,584 17,399,276   SH         SOLE                17,399,276
HOSPIRA INC                  COM              441060100   55,751  1,593,800   SH         SOLE                 1,593,800
LIBERTY GLOBAL INC           COM SER A        530555101   54,311  1,094,314   SH         SOLE                 1,094,314
LIFE TECHNOLOGIES CORP       COM              53217V109  526,629 11,705,472   SH         SOLE                11,705,472
LIFEPOINT HOSPITALS INC      COM              53219L109   59,382  1,449,040   SH         SOLE                 1,449,040
LINCARE HLDGS INC            COM              532791100  205,824  6,050,090   SH         SOLE                 6,050,090
LOWES COS INC                COM              548661107  106,351  3,739,500   SH         SOLE                 3,739,500
MCKESSON CORP                COM              58155Q103  174,220  1,858,348   SH         SOLE                 1,858,348
MERITOR INC                  COM              59001K100   38,664  7,406,963   SH         SOLE                 7,406,963
MUELLER WTR PRODS INC        COM SER A        624758108   41,937 12,120,383   SH         SOLE                12,120,383
PENTAIR INC                  COM              709631105   18,515    483,667   SH         SOLE                   483,667
ROVI CORP                    COM              779376102   64,730  3,299,200   SH         SOLE                 3,299,200
SEALED AIR CORP NEW          COM              81211K100   19,627  1,271,176   SH         SOLE                 1,271,176
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106    8,304    310,100   SH         SOLE                   310,100
SIRIUS XM RADIO INC          COM              82967N108   50,568 27,333,920   SH         SOLE                27,333,920
SPRINT NEXTEL CORP           COM SER 1        852061100   49,674 15,237,388   SH         SOLE                15,237,388
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   49,112  5,191,564   SH         SOLE                 5,191,564
TARGET CORP                  COM              87612E106    7,425    127,600   SH         SOLE                   127,600
TENET HEALTHCARE CORP        COM              88033G100  216,376 41,293,088   SH         SOLE                41,293,088
THERMO FISHER SCIENTIFIC INC COM              883556102  270,895  5,218,547   SH         SOLE                 5,218,547
TIME WARNER CABLE INC        COM              88732J207  147,455  1,796,040   SH         SOLE                 1,796,040
TYCO INTERNATIONAL LTD       SHS              H89128104   99,366  1,880,152   SH         SOLE                 1,880,152
UNWIRED PLANET INC NEW       COM              91531F103    3,458  1,503,543   SH         SOLE                 1,503,543
URS CORP NEW                 COM              903236107  130,104  3,730,040   SH         SOLE                 3,730,040
XEROX CORP                   COM              984121103  221,709 28,171,468   SH         SOLE                28,171,468
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